Net finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)

(a) Net finance costs/(income)

	2020 £m	2019 £m	2018 £m

Interest expense	1,605	1,676	1,592
Interest expense on lease liabilities	26	32	1

Facility fees	23	10	13

Interest and fair value related to early repurchase of bonds (note 4(b))	142	-	-

Interest related to adjusting tax payables (note 4(b))	11	80	41

Venezuela hyperinflation (note 4(b))	–	–	(45)

Fair value changes on derivative financial instruments and hedged items	(217)	367	(154)

Exchange differences	205	(479)	1

Finance costs	1,795	1,686	1,449

Interest under the effective interest method	(50)	(84)	(68)

Finance income	(50)	(84)	(68)

Net finance costs	1,745	1,602	1,381